U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 5, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”)
File Nos.: 333-78275 and 811-09303

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the definitive forms of Prospectuses and statement of additional information (“SAI”) for the Advisor Class A, Advisor Class C, No Load and Institutional Classes of the Kinetics Alternative Income Fund, Internet Fund, Global Fund, Paradigm Fund, Medical Fund, Small Cap Opportunities Fund, Market Opportunities Fund and Multi-Disciplinary Fund, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 30, 2013 filed electronically as Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on April 26, 2013.

If you have any questions, regarding this filing, please call the undersigned at (312) 325-2037.

Very truly yours,

/s/ Adam R. Henkel
Adam R. Henkel, Esq.
for U.S. Bancorp Fund Services, LLC